Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments April 30, 2024
(Unaudited)
JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
LONG-TERM INVESTMENTS - 160.4%  (100.0% of Total Investments)
X –
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 82 .6% ( 51 .5 % of Total
Investments) X 2,070,165,873
Automobiles & Components - 0.9% (0.5% of Total Investments)
$ 14,869 General Motors Financial Co Inc 5.750% N/A (b) $ 13,871,205
8,014 General Motors Financial Co Inc 5.700% N/A (b) 7,500,011
Total Automobiles & Components 21,371,216
Banks - 37.5% (23.3% of Total Investments)
18,235 Bank of America Corp 6.250% N/A (b) 18,175,688
21,820 (c) Bank of America Corp 6.500% N/A (b) 21,851,704
2,000 (d) Bank of America Corp (TSFR3M reference rate + 3.397%
spread)
8.738% N/A (b) 2,007,226
45,134 Bank of America Corp 6.125% N/A (b) 44,600,188
6,955 (c) Bank of America Corp 6.100% N/A (b) 6,942,717
10,850 Bank of America Corp 4.375% N/A (b) 9,950,719
4,450 Bank of America Corp 6.300% N/A (b) 4,424,874
2,861 Bank of America Corp 8.050% 6/15/27 3,018,602
8,080 Bank of Montreal 7.700% 5/26/84 8,065,783
10,550 (e) Bank of Nova Scotia/The 8.625% 10/27/82 10,861,647
3,000 Bank of Nova Scotia/The 4.900% N/A (b) 2,930,979
9,650 (e) Bank of Nova Scotia/The 8.000% 1/27/84 9,701,232
14,589 Citigroup Inc 5.950% N/A (b) 14,516,462
7,175 Citigroup Inc 7.375% N/A (b) 7,357,195
10,740 Citigroup Inc 4.150% N/A (b) 9,859,202
17,868 Citigroup Inc 5.000% N/A (b) 17,698,856
8,955 Citigroup Inc 6.300% N/A (b) 8,950,933
19,799 Citigroup Inc 4.000% N/A (b) 18,903,715
22,389 Citigroup Inc 6.250% N/A (b) 22,287,329
27,500 (c) Citigroup Inc 3.875% N/A (b) 25,813,807
32,448 Citigroup Inc 7.625% N/A (b) 33,486,141
7,000 (d) Citizens Financial Group Inc (TSFR3M reference rate +
3.265% spread)
8.566% N/A (b) 6,668,188
5,529 (d) Citizens Financial Group Inc (TSFR3M reference rate +
3.419% spread)
8.720% N/A (b) 5,321,585
3,976 Citizens Financial Group Inc 5.650% N/A (b) 3,885,476
9,515 Citizens Financial Group Inc 4.000% N/A (b) 8,154,377
17,983 CoBank ACB 6.250% N/A (b) 17,644,918
14,700 (e) CoBank ACB 6.450% N/A (b) 14,514,745
5,800 (d),(f) Corestates Capital III (TSFR3M reference rate + 0.832%
spread)
6.139% 2/15/27 5,600,329
3,060 (f) Farm Credit Bank of Texas 5.700% N/A (b) 2,998,489
6,450 (e),(f) Farm Credit Bank of Texas 6.200% N/A (b) 5,866,214
1,225 Fifth Third Bancorp 4.500% N/A (b) 1,167,808
550 (d) Fifth Third Bancorp (TSFR3M reference rate + 3.295%
spread)
8.597% N/A (b) 533,954
16,550 (d),(e) First Citizens BancShares Inc/NC (TSFR3M reference rate +
4.234% spread)
9.563% N/A (b) 16,683,145
910 Goldman Sachs Group Inc/The 4.400% N/A (b) 885,589
32,314 (e),(f) HSBC Capital Funding Dollar 1 LP 10.176% N/A (b) 38,969,262
8,000 (e) HSBC Capital Funding Dollar 1 LP, Reg S 10.176% N/A (b) 9,647,648
25,000 Huntington Bancshares Inc/OH 4.450% N/A (b) 22,150,245
20,300 Huntington Bancshares Inc/OH 5.625% N/A (b) 18,130,277
6,700 JPMorgan Chase & Co 6.100% N/A (b) 6,714,653
59,179 JPMorgan Chase & Co 6.875% N/A (b) 60,641,446
13,830 JPMorgan Chase & Co 3.650% N/A (b) 12,939,215
8,365 JPMorgan Chase & Co 5.000% N/A (b) 8,323,426

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Banks (continued)
$ 3,600 JPMorgan Chase & Co 8.750% 9/01/30 $ 4,172,807
2,800 KeyCorp 5.000% N/A (b) 2,361,569
8,000 KeyCorp Capital III 7.750% 7/15/29 7,967,812
7,315 (d) M&T Bank Corp (TSFR3M reference rate + 3.872% spread) 9.179% N/A (b) 7,325,607
2,000 (d) M&T Bank Corp (TSFR3M reference rate + 1.262% spread) 6.590% 1/15/27 1,888,769
5,960 M&T Bank Corp 3.500% N/A (b) 4,636,924
2,395 M&T Bank Corp 5.125% N/A (b) 2,105,006
15,580 (d) PNC Financial Services Group Inc/The (TSFR3M reference rate + 3.302% spread)
8.643% N/A (b) 15,599,304
34,335 (c) PNC Financial Services Group Inc/The 6.250% N/A (b) 32,278,402
18,235 PNC Financial Services Group Inc/The 6.200% N/A (b) 17,875,851
6,605 PNC Financial Services Group Inc/The 6.000% N/A (b) 6,353,324
2,923 PNC Financial Services Group Inc/The 5.000% N/A (b) 2,764,856
9,520 PNC Financial Services Group Inc/The 3.400% N/A (b) 8,207,086
5,855 Regions Financial Corp 5.750% N/A (b) 5,738,825
32,700 (c) Toronto-Dominion Bank/The 8.125% 10/31/82 33,625,508
26,800 (c) Truist Financial Corp 4.950% N/A (b) 26,042,627
6,687 Truist Financial Corp 5.100% N/A (b) 6,040,827
50,566 (c) Truist Financial Corp 4.800% N/A (b) 48,923,586
8,955 (d) Truist Financial Corp (TSFR3M reference rate + 3.364%
spread)
8.693% N/A (b) 9,031,261
20,133 (c) Wells Fargo & Co 5.875% N/A (b) 19,995,222
7,363 Wells Fargo & Co 5.900% N/A (b) 7,331,845
7,295 Wells Fargo & Co 7.625% N/A (b) 7,627,885
57,197 (e) Wells Fargo & Co 3.900% N/A (b) 54,250,671
24,770 (e) Wells Fargo & Co 7.950% 11/15/29 27,189,139
10,021 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 4.440%
spread)
10.031% N/A (b) 9,684,569
1,460 (d) Zions Bancorp NA (3-Month LIBOR reference rate + 3.800%
spread)
9.391% N/A (b) 1,367,613
Total Banks 939,232,883
Capital Goods - 2.0% (1.3% of Total Investments)
18,093 (e),(f) AerCap Global Aviation Trust 6.500% 6/15/45 17,988,265
12,185 AerCap Holdings NV 5.875% 10/10/79 12,032,640
13,660 Air Lease Corp 4.650% N/A (b) 12,874,972
8,474 (e),(f) ILFC E-Capital Trust I 7.395% 12/21/65 6,814,613
1,960 (f) ILFC E-Capital Trust I 7.145% 12/21/65 1,547,125
Total Capital Goods 51,257,615
Energy - 4.3% (2.7% of Total Investments)
22,395 (e) Enbridge Inc 5.750% 7/15/80 20,517,529
17,110 (e) Enbridge Inc 7.625% 1/15/83 17,034,783
11,930 (e) Enbridge Inc 8.500% 1/15/84 12,586,723
2,798 Enbridge Inc 5.500% 7/15/77 2,577,584
1,695 Enbridge Inc 6.000% 1/15/77 1,603,433
6,615 (c) Energy Transfer LP 6.500% N/A (b) 6,418,851
5,755 Energy Transfer LP 7.125% N/A (b) 5,525,459
4,990 Energy Transfer LP 8.000% 5/15/54 5,138,692
16,805 Enterprise Products Operating LLC 5.250% 8/16/77 15,762,974
16,135 Transcanada Trust 5.600% 3/07/82 14,112,027
3,490 Transcanada Trust 5.875% 8/15/76 3,345,694
2,468 (e) Transcanada Trust 5.500% 9/15/79 2,225,920
Total Energy 106,849,669
Financial Services - 14.8% (9.2% of Total Investments)
14,240 (e) Ally Financial Inc 4.700% N/A (b) 11,019,524
12,644 Ally Financial Inc 4.700% N/A (b) 10,733,757
4,875 (f) American AgCredit Corp 5.250% N/A (b) 4,558,125

Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Financial Services (continued)
$ 45,903 (c) American Express Co 3.550% N/A (b) $ 41,881,278
27,600 (c) Bank of New York Mellon Corp/The 3.750% N/A (b) 24,801,525
19,778 Bank of New York Mellon Corp/The 4.700% N/A (b) 19,322,572
3,015 (f) Capital Farm Credit ACA 5.000% N/A (b) 2,864,250
17,115 (e) Capital One Financial Corp 3.950% N/A (b) 14,747,687
30,020 (e) Charles Schwab Corp/The 5.375% N/A (b) 29,686,072
41,640 (c) Charles Schwab Corp/The 4.000% N/A (b) 38,365,771
1,350 (f) Compeer Financial ACA 4.875% N/A (b) 1,269,000
3,989 Corebridge Financial Inc 6.875% 12/15/52 3,948,916
1,610 Discover Financial Services 5.500% N/A (b) 1,347,175
13,510 Discover Financial Services 6.125% N/A (b) 13,509,288
8,100 Equitable Holdings Inc 4.950% N/A (b) 7,896,862
8,120 (c) Goldman Sachs Group Inc/The 5.300% N/A (b) 7,967,231
1,915 Goldman Sachs Group Inc/The 4.125% N/A (b) 1,770,356
1,955 (d) Goldman Sachs Group Inc/The (TSFR3M reference rate +
3.136% spread)
8.437% N/A (b) 1,950,471
925 Goldman Sachs Group Inc/The 3.800% N/A (b) 867,245
32,355 Goldman Sachs Group Inc/The 7.500% N/A (b) 33,483,348
20,500 (c) Goldman Sachs Group Inc/The 3.650% N/A (b) 18,640,777
27,937 (c) Goldman Sachs Group Inc/The 5.500% N/A (b) 27,725,034
7,600 Goldman Sachs Group Inc/The 4.950% N/A (b) 7,461,807
16,795 State Street Corp 6.700% N/A (b) 16,809,130
27,956 Voya Financial Inc 7.758% N/A (b) 28,413,612
Total Financial Services 371,040,813
Food, Beverage & Tobacco - 2.3% (1.4% of Total Investments)
10,855 (c),(f) Dairy Farmers of America Inc 7.125% N/A (b) 10,081,581
30,110 (f) Land O' Lakes Inc 8.000% N/A (b) 26,045,150
16,840 (f) Land O' Lakes Inc 7.250% N/A (b) 13,472,000
9,260 (f) Land O' Lakes Inc 7.000% N/A (b) 7,153,350
Total Food, Beverage & Tobacco 56,752,081
Insurance - 13.4% (8.3% of Total Investments)
3,598 ACE Capital Trust II 9.700% 4/01/30 4,197,776
1,895 Aegon Ltd 5.500% 4/11/48 1,819,296
9,010 (e) American International Group Inc 5.750% 4/01/48 8,696,307
17,894 (e) Assurant Inc 7.000% 3/27/48 17,814,435
14,909 (e),(f) Assured Guaranty Municipal Holdings Inc 6.400% 12/15/66 13,176,182
3,725 (e) AXIS Specialty Finance LLC 4.900% 1/15/40 3,338,478
5,695 Enstar Finance LLC 5.750% 9/01/40 5,538,841
14,208 Enstar Finance LLC 5.500% 1/15/42 13,401,912
20,860 (e),(f) Liberty Mutual Group Inc 7.800% 3/15/37 21,757,738
21,555 (e) Markel Group Inc 6.000% N/A (b) 21,387,679
3,000 MetLife Inc 10.750% 8/01/39 3,963,843
2,215 MetLife Inc 5.875% N/A (b) 2,152,539
43,519 (e),(f) MetLife Inc 9.250% 4/08/38 50,055,728
15,160 MetLife Inc 3.850% N/A (b) 14,489,166
20,900 (e),(f) MetLife Inc 7.875% 12/15/37 22,110,403
34,718 (e) Nationwide Financial Services Inc 6.750% 5/15/37 34,405,239
13,185 (e) PartnerRe Finance B LLC 4.500% 10/01/50 11,928,953
8,238 (e) Provident Financing Trust I 7.405% 3/15/38 8,839,484
7,770 Prudential Financial Inc 6.500% 3/15/54 7,655,424
7,370 Prudential Financial Inc 3.700% 10/01/50 6,301,972
3,000 Prudential Financial Inc 6.000% 9/01/52 2,900,959
2,890 Prudential Financial Inc 5.125% 3/01/52 2,666,118
3,900 (f) QBE Insurance Group Ltd 5.875% N/A (b) 3,853,592
34,725 QBE Insurance Group Ltd, Reg S 6.750% 12/02/44 34,747,120
10,440 (f) SBL Holdings Inc 6.500% N/A (b) 8,169,057

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPC
Principal
Amount (000)
/Shares Description (a) Coupon Maturity Value
Insurance (continued)
$ 11,975 (e),(f) SBL Holdings Inc 7.000% N/A (b) $ 10,049,339
Total Insurance 335,417,580
Media & Entertainment - 0.1% (0.1% of Total Investments)
4,065 Paramount Global 6.375% 3/30/62 3,759,540
Total Media & Entertainment 3,759,540
Telecommunication Services - 1.0% (0.7% of Total Investments)
24,020 (e) Vodafone Group PLC 7.000% 4/04/79 24,371,078
2,315 Vodafone Group PLC 4.125% 6/04/81 1,937,094
Total Telecommunication Services 26,308,172
Utilities - 6.3% (4.0% of Total Investments)
5,020 (f) AES Andes SA 6.350% 10/07/79 4,888,831
2,555 (f) AES Andes SA 7.125% 3/26/79 2,520,564
10,915 (e) American Electric Power Co Inc 3.875% 2/15/62 9,746,612
16,200 (e) CMS Energy Corp 3.750% 12/01/50 13,125,648
1,285 (c) CMS Energy Corp 4.750% 6/01/50 1,160,698
32,149 (c) Duke Energy Corp 4.875% N/A (b) 31,856,595
2,000 Duke Energy Corp 3.250% 1/15/82 1,747,150
4,680 Edison International 5.000% N/A (b) 4,397,817
1,155 Edison International 5.375% N/A (b) 1,106,484
38,805 (e) Emera Inc 6.750% 6/15/76 38,362,550
13,190 Sempra 4.875% N/A (b) 12,832,598
8,976 Sempra 4.125% 4/01/52 8,116,713
6,440 Southern Co/The 4.000% 1/15/51 6,143,216
12,725 (f) Vistra Corp 8.000% N/A (b) 12,856,742
7,365 (f) Vistra Corp 8.875% N/A (b) 7,590,413
1,745 (f) Vistra Corp 7.000% N/A (b) 1,723,673
Total Utilities 158,176,304
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,130,673,881) 2,070,165,873
Principal
Amount (000) Description (a) ,(g) Coupon Maturity Value
X –
CONTINGENT CAPITAL SECURITIES - 50 .1% ( 31 .2 % of Total Investments) X 1,255,271,402
Banks - 41.7% (26.1% of Total Investments)
$ 4,825 (f) Australia & New Zealand Banking Group Ltd/United
Kingdom
6.750% N/A (b) $ 4,828,310
17,520 (e) Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (b) 15,687,206
18,695 Banco Bilbao Vizcaya Argentaria SA 9.375% N/A (b) 19,633,769
30,215 (c) Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (b) 29,800,360
3,120 (e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.625% N/A (b) 3,042,457
5,440 (e),(f) Banco Mercantil del Norte SA/Grand Cayman 7.500% N/A (b) 5,242,560
21,705 (c) Banco Santander SA 4.750% N/A (b) 18,566,476
19,200 Banco Santander SA 9.625% N/A (b) 20,497,728
25,070 Barclays PLC 6.125% N/A (b) 24,098,432
28,195 (c) Barclays PLC 8.000% N/A (b) 28,170,724
30,085 (c) Barclays PLC 8.000% N/A (b) 29,584,208
33,225 Barclays PLC 9.625% N/A (b) 34,724,411
38,609 (f) BNP Paribas SA 8.000% N/A (b) 38,366,784
12,650 (e),(f) BNP Paribas SA 9.250% N/A (b) 13,401,208
17,370 (f) BNP Paribas SA 7.750% N/A (b) 17,516,134
25,855 (c),(f) BNP Paribas SA 8.500% N/A (b) 26,730,605
38,635 (c),(f) BNP Paribas SA 7.375% N/A (b) 38,612,348
7,595 (f) BNP Paribas SA 7.000% N/A (b) 7,438,920
26,000 (f) BNP Paribas SA 4.625% N/A (b) 23,183,893

Principal
Amount (000) Description (a),(g) Coupon Maturity Value
Banks (continued)
$ 4,466 (e) Credit Agricole SA, Reg S 8.125% N/A (b) $ 4,521,825
45,870 (e),(f) Credit Agricole SA 8.125% N/A (b) 46,443,375
3,925 (f) Credit Agricole SA 4.750% N/A (b) 3,335,205
12,792 HSBC Holdings PLC 6.500% N/A (b) 12,217,470
3,000 HSBC Holdings PLC 4.600% N/A (b) 2,468,563
37,564 HSBC Holdings PLC 6.375% N/A (b) 37,118,089
30,405 (c) HSBC Holdings PLC 8.000% N/A (b) 31,381,821
36,120 (e) HSBC Holdings PLC 6.000% N/A (b) 34,363,716
36,830 (c) ING Groep NV 6.500% N/A (b) 36,250,237
30,760 ING Groep NV 5.750% N/A (b) 29,032,029
16,750 ING Groep NV, Reg S 7.500% N/A (b) 16,373,125
32,590 (f) Intesa Sanpaolo SpA 7.700% N/A (b) 32,303,834
4,500 Lloyds Banking Group PLC 6.750% N/A (b) 4,425,052
22,664 Lloyds Banking Group PLC 8.000% N/A (b) 22,382,012
21,165 Lloyds Banking Group PLC 7.500% N/A (b) 20,951,202
39,878 (e) Lloyds Banking Group PLC 7.500% N/A (b) 39,921,028
9,005 (e),(f) Macquarie Bank Ltd/London 6.125% N/A (b) 8,723,310
23,805 (e) NatWest Group PLC 8.000% N/A (b) 23,840,422
43,938 (c) NatWest Group PLC 6.000% N/A (b) 42,703,883
17,060 (f) Nordea Bank Abp 6.625% N/A (b) 16,705,159
35,090 (e),(f) Nordea Bank Abp 6.125% N/A (b) 34,928,772
2,820 (f) Societe Generale SA 4.750% N/A (b) 2,504,908
30,601 (f) Societe Generale SA 10.000% N/A (b) 32,061,218
4,550 (f) Societe Generale SA 5.375% N/A (b) 3,680,270
14,545 (c),(f) Societe Generale SA 9.375% N/A (b) 14,804,105
54,103 (e),(f) Societe Generale SA 8.000% N/A (b) 54,234,524
7,585 (f) Standard Chartered PLC 7.750% N/A (b) 7,536,208
3,046 (f) Standard Chartered PLC 6.000% N/A (b) 2,979,873
23,550 UniCredit SpA, Reg S 8.000% N/A (b) 23,559,420
Total Banks 1,040,877,188
Financial Services - 8.4% (5.1% of Total Investments)
30,215 Deutsche Bank AG 6.000% N/A (b) 28,034,879
21,600 Deutsche Bank AG 7.500% N/A (b) 21,067,452
5,600 Deutsche Bank AG, Reg S 4.789% N/A (b) 5,152,000
51,160 UBS Group AG, Reg S 6.875% N/A (b) 50,264,700
23,385 (f) UBS Group AG 9.250% N/A (b) 24,957,150
20,465 (f) UBS Group AG 9.250% N/A (b) 22,460,071
18,000 (e),(f) UBS Group AG 4.875% N/A (b) 16,161,977
13,675 UBS Group AG, Reg S 7.000% N/A (b) 13,611,056
13,310 (f) UBS Group AG 7.750% N/A (b) 13,415,362
10,800 UBS Group AG, Reg S 5.125% N/A (b) 10,203,300
10,000 (e) UBS Group AG, Reg S 3.875% N/A (b) 9,066,267
Total Financial Services 214,394,214
Total Contingent Capital Securities
(cost $1,265,465,674) 1,255,271,402
Shares Description (a) Coupon Value
X –
$25 PAR (OR SIMILAR) RETAIL PREFERRED - 18 .9% ( 11 .8 % of Total Investments) X 472,326,780
Banks - 4.7% (2.9% of Total Investments)
107,564 CoBank ACB 6.200% $ 10,498,675
174,700 (e),(f) Farm Credit Bank of Texas 9.601% 17,382,669
304,913 Fifth Third Bancorp 9.302% 7,747,839
50,000 Fifth Third Bancorp 4.950% 1,072,500
11,474 JPMorgan Chase & Co 5.750% 283,867
825,668 (c) KeyCorp 6.125% 19,039,904
659,461 KeyCorp 6.200% 14,771,926
175,781 New York Community Bancorp Inc 6.375% 2,745,699

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPC
Shares   Description (a) Coupon Value
Banks (continued)
490,729 Regions Financial Corp 6.375% $ 12,199,523
517,064 Regions Financial Corp 5.700% 11,303,019
16,839 Regions Financial Corp 4.450% 288,115
442,673 Synovus Financial Corp 5.875% 10,995,997
72,519 Truist Financial Corp 4.750% 1,438,052
149,400 Western Alliance Bancorp 4.250% 2,674,260
176,055 Wintrust Financial Corp 6.875% 4,422,502
Total Banks 116,864,547
Capital Goods - 0.4% (0.3% of Total Investments)
219,386 Air Lease Corp 9.241% 5,592,149
184,000 WESCO International Inc 10.625% 4,855,760
Total Capital Goods 10,447,909
Energy - 1.2% (0.7% of Total Investments)
501,566 NuStar Energy LP 11.234% 12,794,948
311,800 NuStar Energy LP 12.357% 7,972,726
316,377 NuStar Logistics LP 12.324% 8,023,321
Total Energy 28,790,995
Equity Real Estate Investment Trusts (REITs) - 1.2% (0.7% of Total Investments)
85,281 Prologis Inc 8.540% 4,564,713
304,180 Public Storage 4.000% 5,408,320
201,921 Public Storage 5.600% 4,981,391
194,927 Public Storage 4.625% 4,011,598
164,995 Public Storage 4.750% 3,441,796
137,960 Public Storage 4.000% 2,446,031
112,196 Public Storage 4.125% 2,054,309
49,813 Public Storage 4.100% 894,143
29,932 Public Storage 3.875% 509,443
18,628 Public Storage 3.950% 320,588
14,377 Public Storage 4.700% 297,460
7,735 Public Storage 3.900% 131,572
3,000 Public Storage 5.150% 67,920
Total Equity Real Estate Investment Trusts (REITs) 29,129,284
Financial Services - 3.7% (2.3% of Total Investments)
146,670 Capital One Financial Corp 5.000% 2,833,665
381,058 Equitable Holdings Inc 5.250% 8,307,064
145,721 Equitable Holdings Inc 4.300% 2,561,775
68,813 Federal Agricultural Mortgage Corp 6.000% 1,731,315
842,201 Morgan Stanley 5.850% 20,179,136
746,004 Morgan Stanley 6.875% 18,769,461
724,723 Morgan Stanley 7.125% 18,284,761
116,785 Morgan Stanley 6.375% 2,910,282
79,400 Morgan Stanley 6.500% 2,008,026
22,166 State Street Corp 5.350% 527,108
144,314 Synchrony Financial 5.625% 2,568,789
494,554 Voya Financial Inc 5.350% 11,889,078
Total Financial Services 92,570,460
Food, Beverage & Tobacco - 1.7% (1.1% of Total Investments)
711,041 CHS Inc 6.750% 17,996,448
577,198 CHS Inc 9.858% 15,001,376
167,770 CHS Inc 7.875% 4,474,426
56,400 (e),(f) Dairy Farmers of America Inc 7.875% 5,278,335
Total Food, Beverage & Tobacco 42,750,585

Shares   Description (a) Coupon Value
Insurance - 4.6% (2.9% of Total Investments)
753,900 (e) American Equity Investment Life Holding Co 5.950% $ 18,176,529
334,249 American Equity Investment Life Holding Co 6.625% 8,212,498
462,365 (e) Aspen Insurance Holdings Ltd 9.624% 11,845,791
124,080 Aspen Insurance Holdings Ltd 5.625% 2,438,172
96,786 Assurant Inc 5.250% 1,998,631
876,205 Athene Holding Ltd 6.350% 20,599,580
621,947 Athene Holding Ltd 6.375% 15,567,333
206,658 Athene Holding Ltd 7.750% 5,499,169
80,000 Axis Capital Holdings Ltd 5.500% 1,667,200
63,400 Delphi Financial Group Inc 8.759% 1,505,750
342,645 Enstar Group Ltd 7.000% 8,737,447
219,645 Maiden Holdings North America Ltd 7.750% 3,874,538
25,571 Prudential Financial Inc 5.950% 640,042
207,319 Reinsurance Group of America Inc 7.125% 5,429,685
300,532 Reinsurance Group of America Inc 5.750% 7,504,284
88,536 Selective Insurance Group Inc 4.600% 1,590,107
17,555 W R Berkley Corp 5.700% 403,063
20,000 W R Berkley Corp 4.125% 366,000
8,091 W R Berkley Corp 5.100% 170,801
Total Insurance 116,226,620
Telecommunication Services - 0.6% (0.4% of Total Investments)
686,314 (e) AT&T Inc 4.750% 13,479,207
20,680 AT&T Inc 5.000% 429,110
5,341 AT&T Inc 5.625% 127,329
Total Telecommunication Services 14,035,646
Utilities - 0.8% (0.5% of Total Investments)
69,380 CMS Energy Corp 5.875% 1,670,670
17,738 CMS Energy Corp 5.875% 431,033
8,518 CMS Energy Corp 4.200% 157,583
2,126 CMS Energy Corp 5.625% 49,217
281,710 DTE Energy Co 5.250% 6,355,378
41,070 DTE Energy Co 4.375% 809,900
13,364 DTE Energy Co 4.375% 260,732
204,489 NextEra Energy Capital Holdings Inc 5.650% 4,985,442
196,322 Southern Co/The 4.950% 4,195,401
86,891 Southern Co/The 5.250% 1,959,392
33,107 Southern Co/The 4.200% 635,986
Total Utilities 21,510,734
Total $25 Par (or similar) Retail Preferred
(cost $496,593,539) 472,326,780
Principal
Amount (000) Description (a) Coupon Maturity Value
X –
CORPORATE BONDS - 8 .0% ( 5 .0 % of Total Investments) X 200,363,353
Banks - 1.5% (0.9% of Total Investments)
$ 4,883 CoBank ACB 7.250% 7/01/72 $ 4,863,882
8,430 (f) Societe Generale SA 8.500% 12/30/49 8,020,895
24,100 (c),(f) Standard Chartered PLC 7.014% 1/25/70 24,375,969
Total Banks 37,260,746
Energy - 0.3% (0.2% of Total Investments)
5,900 BP Capital Markets PLC 4.375% 9/22/72 5,767,924
1,900 Enbridge Inc 8.250% 1/15/84 1,944,654
Total Energy 7,712,578

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPC
Principal
Amount (000)   Description (a) Coupon Maturity Value
Equity Real Estate Investment Trusts (REITs) - 0.6% (0.4% of Total Investments)
$ 16,100 (e),(f) Scentre Group Trust 2 5.125% 9/24/80 $ 14,681,173
Total Equity Real Estate Investment Trusts (REITs) 14,681,173
Financial Services - 2.2% (1.4% of Total Investments)
18,750 Credit Suisse Group AG 0.000% 1/17/72 2,062,500
13,505 Credit Suisse Group AG 7.500% 6/11/72 1,485,550
10,229 Credit Suisse Group AG 7.250% 3/12/72 1,125,190
9,090 Credit Suisse Group AG 6.380% 2/21/72 999,900
8,455 Credit Suisse Group AG 7.500% 1/17/72 930,050
2,000 Credit Suisse Group AG 7.500% 6/11/72 220,000
7,500 (f) Depository Trust & Clearing Corp/The 3.375% 12/20/72 6,589,513
28,394 Goldman Sachs Group Inc/The 7.500% 12/30/49 28,703,002
12,800 (f) Scentre Group Trust 2 4.750% 9/24/80 12,187,327
Total Financial Services 54,303,032
Insurance - 3.4% (2.1% of Total Investments)
12,400 (e) Allianz SE, Reg S 3.500% 4/30/73 11,315,299
10,500 (f) Allianz SE 3.500% 4/30/73 9,581,503
6,210 Argentum Netherlands BV for Swiss Re Ltd, Reg S 5.750% 8/15/50 6,113,124
1,550 Cloverie PLC for Zurich Insurance Co Ltd, Reg S 5.625% 6/24/46 1,531,307
2,670 (f) Fidelis Insurance Holdings Ltd 6.625% 4/01/41 2,643,300
7,900 Legal & General Group PLC, Reg S 5.250% 3/21/47 7,564,408
6,150 (e),(f) Liberty Mutual Insurance Co 7.697% 10/15/97 6,605,355
2,000 Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Reg S
5.875% 5/23/42 1,982,500
5,000 QBE Insurance Group Ltd, Reg S 5.875% 6/17/46 4,895,115
8,700 Willow No 2 Ireland PLC for Zurich Insurance Co Ltd, Reg S 4.250% 10/01/45 8,384,799
23,794 Zurich Finance Ireland Designated Activity Co, Reg S 3.000% 4/19/51 19,239,114
8,000 Zurich Finance Ireland Designated Activity Co, Reg S 3.500% 5/02/52 6,550,000
Total Insurance 86,405,824
Total Corporate Bonds
(cost $264,872,998) 200,363,353
Shares Description (a) Coupon Value
X –
CONVERTIBLE PREFERRED SECURITIES - 0 .8% ( 0 .5 % of Total Investments) X 20,413,213
Banks - 0.8% (0.5% of Total Investments)
5,849 Bank of America Corp 7.250% $ 6,726,350
11,949 Wells Fargo & Co 7.500% 13,686,863
Total Banks 20,413,213
Total Convertible Preferred Securities
(cost $24,885,225) 20,413,213

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
X –
COMMON STOCKS - 0 .0% ( 0 .0 % of Total Investments) X 5,998
Materials - 0.0% (0.0% of Total Investments)
60 LyondellBasell Industries NV, Class A $ 5,998
Total Materials 5,998
Total Common Stocks
(cost $–) 5,998
Total Long-Term Investments
(cost $4,182,491,317) 4,018,546,619
Borrowings - (28.5)% (h),(i) (715,000,000)
Reverse Repurchase Agreements, including accrued interest - (18.2)%(j) (456,640,302)
TFP Shares, Net - (16.7)%(k) (418,406,112)
Other Assets & Liabilities, Net -  3.0% 76,782,154
Net Assets Applicable to Common Shares - 100% $ 2,505,282,359
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 1,926 6/24 $ 212,153,151 $ 206,924,625 $ (5,228,526)
U.S. Treasury Ultra Bond 147 6/24 18,506,666 17,575,688 (930,978)
Total $230,659,817 $224,500,313 $(6,159,504)
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (l)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services, LLC $ 798,500,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/26 7/01/27 $ 31,916,104 $ 31,916,104
Morgan Stanley
Capital Services, LLC 138,000,000 Receive
1-Month
LIBOR 2.364% Monthly 7/01/19 7/01/25 7/01/28 7,163,610 7,163,610
Total $ 39,079,714

Nuveen Preferred & Income Opportunities Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

JPC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,070,165,873 $ – $ 2,070,165,873
Contingent Capital Securities – 1,255,271,402 – 1,255,271,402
$25 Par (or similar) Retail Preferred 472,326,780 – – 472,326,780
Corporate Bonds – 200,363,353 – 200,363,353
Convertible Preferred Securities 20,413,213 – – 20,413,213
Common Stocks 5,998 – – 5,998
Investments in Derivatives:
Futures Contracts* (6,159,504) – – (6,159,504)
Interest Rate Swaps* – 39,079,714 – 39,079,714
Total
$ 486,586,487 $ 3,564,880,342 $ – $ 4,051,466,829
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Perpetual security. Maturity date is not applicable.
(c) Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was
$670,071,778.
(d) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $480,913,100 have been pledged as collateral for reverse repurchase agreements.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $926,924,593 or 23.1% of Total Investments.
(g) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(h) Borrowings as a percentage of Total Investments is 17.8%.
(i) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,765,469,784 have been pledged as collateral for borrowings.
(j) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 11.4%.
(k) TFP Shares, Net as a percentage of Total Investments is 10.4%.
(l) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
TSFR
3M CME Term SOFR 3 Month